Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share capital
	2023	2022

Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	120,149,921	119,743,188
Exercise of share options (cashless)	136,706	406,733
Balance at the end of the year	120,286,627	120,149,921

Schedule of share-based payment arrangements
Grant date	Number of instruments	Instrument terms	Vesting Terms	Contractual life
January 27, 2021	546,822	Each option is exercisable into one ordinary share on a cash-less basis.	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.	5 years
Grant Date	Number of instruments	Instrument terms	Vesting terms	Contractual life
March 2022 May 2022 August 2022 August 2023	1,727,443 490,662 107,110 80,868	Each option is exercisable into one ordinary share on a cash-less basis.	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.	5 years

Schedule of measurement inputs for fair value of options
Granted in	January 2021	March 2022	May 2022	August 2022	August 2023
Fair Value	UDS 5.32	USD 29.72	USD 26.30	USD 25.07	USD 7.06
Share price on grant date	USD 15.00	USD 68.94	USD 55.63	USD 51.86	USD 14.26
Exercise price	USD 15.00	USD 68.37	USD 51.37	USD 47.78	USD 13.84
Expected volatility	40.2%	47.3%	48.4%	48.9%	50.1%
Expected life	5 years	5 years	4.9 years	5 years	5 years
Expected dividends (*)	0%	0%	0%	0%	0%
Risk-free interest rate	0.46%	1.7%	3.0%	3.0%	4.3%

(*) Options’ exercise price is adjusted in respect of dividend distributions.

Schedule of reconciliation of outstanding share options
	2023		2022		2021
	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price
Outstanding at the beginning of the period	2,461,430	37.05	714,322	8.04	4,990,000	1.00
Granted during the year	80,868	13.84	2,325,215	65.34	546,822	15.00
Exercised during the year	(136,706)		(406,733)	0.00	(4,822,500)	0.75
Forfeited during the year	(166,805)		(171,374)
Outstanding at the end of the period	2,238,787	32.36	2,461,430	37.1	714,322	8.04

Exercisable at the end of the period	513,115	11.74			167,500	0.00

Schedule of earnings (loss) per share
	2023	2022	2021
	US $ in millions
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share (US $ in millions)	(2,695.6)	4,619.4	4,640.3

Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,149,921	119,910,688	100,000,000
Effect of shares issued			13,712,329
Effect of share options	63,110	101,687	1,393,175

Weighted average number of ordinary shares used to calculate basic earnings per share	120,213,031	120,012,375	115,105,504

Effect of share options		432,514	3,828,219

Weighted average number of ordinary shares used to calculate diluted earnings per share	120,213,031	120,444,889	118,933,723